Taxation - Disclosure of reconciliation of items affected by overall tax credit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation	$ (24,888)	$ 8,154	$ 16,723
Tax charge (credit) on profit or loss	$ (4,159)	$ 3,964	$ 7,145
Effective tax rate	17.00%	49.00%	43.00%
Tax rate computed at the weighted average statutory rate	31.00%	52.00%	43.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities	0	(0.07)	(0.05)
Adjustments in respect of prior years	(6.00%)	(2.00%)	0.00%
Deferred tax not recognized	(0.03)	(0.02)	0.01
Tax incentives for investment	0.01	(0.03)	(0.02)
Foreign exchange	(1.00%)	1.00%	3.00%
Items not deductible for tax purposes	(3.00%)	4.00%	1.00%
Other	(2.00%)	6.00%	2.00%